Shareholder Fees {- Fidelity Small Cap Discovery Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Small Cap Discovery Fund PRO-08 | Fidelity Small Cap Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none